Employee plans (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of Restricted Stock Unit Activity
A summary of restricted stock and restricted stock unit (RSU) activity for the year ended December 31, 2024 follows (shares in thousands):

	Restricted Stock and RSU	Weighted-Average Grant-Date Fair Value
Outstanding at December 31, 2023	4,758	$9.27
Granted	2,794	6.53
Vested	(1,590)	11.61
Forfeited and expired	(257)	7.55
Outstanding at December 31, 2024	5,705	6.26

Schedule of Weighted-Average Assumptions	The fair value of awards with market conditions is estimated using a Monte Carlo simulation with the following weighted-average assumptions.

Year ended December 31,	2024	2023
Weighted-average fair value of grant	$8.17	$7.32
Risk-free interest rate(i)	4.46%	4.51%
Expected volatility(ii)	76.28%	63.63%
Expected life of restricted stock units in years(iii)	2.85	2.84
Expected dividend yield	—%	—%

(i)	Represents the continuously compounded semi-annual zero-coupon U.S. treasury rate commensurate with the remaining performance period.
(ii)	Based on historical volatility for the company that is commensurate with the length of the performance period.
(iii)	Represents the remaining life of the longest performance period.
Weighted-average assumptions used to determine net periodic pension expense (income) are as follows:

	U.S. Plans			International Plans
Year ended December 31,	2024	2023	2022	2024	2023	2022
Discount rate	5.70%	6.04%	3.18%	4.24%	4.80%	1.73%
Expected long-term rate of return on assets	7.00%	7.10%	6.50%	4.82%	4.44%	3.88%

Weighted-average assumptions used to determine benefit obligations at December 31 are as follows:
Discount rate	6.09%	5.70%	6.04%	5.10%	4.24%	4.80%
Weighted-average assumptions used to determine net periodic postretirement benefit income are as follows:

Year ended December 31,	2024	2023	2022
Discount rate	5.03%	5.39%	2.70%
Expected return on plan assets	5.50%	5.50%	5.50%
Weighted-average assumptions used to determine benefit obligation at December 31 are as follows:

Year ended December 31,	2024	2023	2022
Discount rate	5.56%	5.03%	5.39%

Schedule of Funded Status of Plan and Amounts Recognized in Consolidated Balance Sheet
Retirement plans’ funded status and amounts recognized in the company’s consolidated balance sheets follows:

	U.S. Plans		International Plans
As of December 31,	2024	2023	2024	2023
Change in projected benefit obligation
Benefit obligation at beginning of year	$2,291.7	$2,852.9	$1,715.4	$1,574.6
Service cost	—	—	1.3	1.1
Interest cost	115.9	152.7	68.0	72.3
Plan participants’ contributions	—	—	1.2	1.2
Plan settlement	(192.0)	(516.1)	(2.9)	(4.5)
Actuarial (gain) loss	(58.8)	80.2	(155.0)	67.7
Benefits paid	(216.3)	(278.0)	(91.3)	(80.9)
Foreign currency translation adjustments	—	—	(22.4)	83.9
Benefit obligation at end of year	$1,940.5	$2,291.7	$1,514.3	$1,715.4
Change in plan assets
Fair value of plan assets at beginning of year	$1,817.9	$2,440.1	$1,486.2	$1,444.3
Actual return on plan assets	(32.1)	166.1	(68.6)	18.7
Employer contribution	5.6	5.8	16.3	36.6
Plan participants’ contributions	—	—	1.2	1.2
Plan settlement	(192.0)	(516.1)	(2.9)	(4.5)
Benefits paid	(216.3)	(278.0)	(91.3)	(80.9)
Foreign currency translation adjustments	—	—	(19.4)	70.8
Fair value of plan assets at end of year	$1,383.1	$1,817.9	$1,321.5	$1,486.2
Funded status at end of year	$(557.4)	$(473.8)	$(192.8)	$(229.2)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension and postretirement assets	$15.7	$30.7	$9.9	$7.3
Other accrued liabilities	(5.2)	(5.4)	(0.1)	(0.2)
Long-term pension and postretirement liabilities	(567.9)	(499.1)	(202.6)	(236.3)
Total funded status	$(557.4)	$(473.8)	$(192.8)	$(229.2)
Accumulated other comprehensive loss, net of tax
Net loss	$1,418.5	$1,514.2	$1,002.6	$1,037.8
Prior service credit	$(22.2)	$(24.7)	$(42.0)	$(45.0)
Accumulated benefit obligation	$1,940.5	$2,291.7	$1,511.3	$1,712.5
A reconciliation of the benefit obligation, fair value of the plan assets and the funded status of the postretirement benefit plans follows:

As of December 31,	2024	2023
Change in accumulated benefit obligation
Benefit obligation at beginning of year	$60.1	$68.9
Service cost	0.1	0.2
Interest cost	2.3	2.6
Plan participants’ contributions	0.2	0.3
Actuarial gain	(0.8)	(6.9)
Benefits paid	(5.2)	(5.1)
Foreign currency translation and other adjustments	(3.3)	0.1
Benefit obligation at end of year	$53.4	$60.1
Change in plan assets
Fair value of plan assets at beginning of year	$3.2	$5.2
Actual return on plan assets	(0.3)	(2.8)
Employer contributions	5.2	5.6
Plan participants’ contributions	0.2	0.3
Benefits paid	(5.2)	(5.1)
Fair value of plan assets at end of year	$3.1	$3.2
Funded status at end of year	$(50.3)	$(56.9)
Amounts recognized in the consolidated balance sheets consist of:
Other accrued liabilities	$(4.4)	$(4.6)
Long-term pension and postretirement liabilities	(45.9)	(52.3)
Total funded status	$(50.3)	$(56.9)
Accumulated other comprehensive income, net of tax
Net income	$(7.1)	$(7.6)
Prior service cost	0.4	0.6

Schedule of Accumulated Benefit Obligation in Excess of Plan Assets
Information for defined benefit retirement plans with an accumulated benefit obligation in excess of plan assets follows:

As of December 31,	2024	2023
Accumulated benefit obligation	$2,964.5	$3,544.3
Fair value of plan assets	$2,191.7	$2,806.2

Schedule of Projected Benefit Obligation in Excess of Plan Assets
Information for defined benefit retirement plans with a projected benefit obligation in excess of plan assets follows:

As of December 31,	2024	2023
Projected benefit obligation	$2,967.5	$3,547.2
Fair value of plan assets	$2,191.7	$2,806.2

Schedule of Components of Net Periodic Cost (Income)
Net periodic pension expense (income) includes the following components:

	U.S. Plans			International Plans
Year ended December 31,	2024	2023	2022	2024	2023	2022
Service cost(i)	$—	$—	$—	$1.3	$1.1	$1.9
Interest cost	115.9	152.7	114.6	68.0	72.3	39.3
Expected return on plan assets	(125.4)	(178.6)	(189.8)	(88.1)	(84.9)	(77.4)
Amortization of prior service credit	(2.5)	(2.5)	(2.5)	(2.2)	(2.4)	(2.6)
Recognized net actuarial loss	64.3	75.6	125.9	20.9	9.1	37.7
Settlement losses	130.1	348.2	—	0.5	0.7	—
Net periodic pension expense (income)	$182.4	$395.4	$48.2	$0.4	$(4.1)	$(1.1)
(i) Service cost is reported in selling, general and administrative expenses. All other components of net periodic pension expense (income) are reported in other (expense), net in the consolidated statements of income (loss).
Net periodic postretirement benefit income includes the following components:

Year ended December 31,	2024	2023	2022
Service cost(i)	$0.1	$0.2	$0.2
Interest cost	2.3	2.6	1.9
Expected return on assets	(0.2)	(0.3)	(0.3)
Amortization of prior service cost (credit)	0.2	(1.3)	(1.4)
Recognized net actuarial gain	(3.0)	(4.0)	(2.2)
Net periodic benefit income	$(0.6)	$(2.8)	$(1.8)
(i) Service cost is reported in selling, general and administrative expenses. All other components of net periodic benefit income are reported in other (expense), net in the consolidated statements of income (loss).

Schedule of Investment Policy Targets and Ranges for Each Asset Category
The company’s investment policy targets and ranges for each asset category are as follows:

	U.S.		International
Asset Category	Target	Range	Target	Range
Equity securities	40%	35-45%	1%	0-1%
Debt securities	44%	39-49%	57%	52-62%
Real estate	0%	0%	1%	0-1%
Cash	0%	0-5%	0%	0-0%
Other	16%	11-21%	41%	34-49%

Schedule of Expected Future Benefit Payments
As of December 31, 2024, the following benefit payments are expected to be paid from the defined benefit pension plans:

Year	U.S.	International
2025	$211.0	$89.2
2026	206.5	92.9
2027	201.2	95.7
2028	195.0	97.4
2029	188.0	100.9
2030 - 2034	817.3	514.9
As of December 31, 2024, the following benefits are expected to be paid from the company’s postretirement plans:

Year	Expected Payments
2025	$5.1
2026	4.5
2027	4.2
2028	4.0
2029	3.8
2030 – 2034	16.5

Schedule of Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates at December 31,	2024	2023
Health care cost trend rate assumed for next year	8.0%	7.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2036	2033

Schedule of Plan Assets (Liabilities) at Fair Value
The following table sets forth by level, within the fair value hierarchy, the plans’ assets (liabilities) at fair value at December 31, 2024.

	U.S. Plans				International Plans
As of December 31, 2024	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$258.3	$258.3	$—	$—	$0.3	$0.3	$—	$—
Commingled Funds	241.7		241.7
Debt Securities
U.S. Govt. Securities	230.7	230.7
Other Fixed Income	145.4		145.4		246.0		246.0
Insurance Contracts					456.8			456.8
Commingled Funds	100.1		100.1		12.1		12.1
Real Estate
Real Estate Investment Trusts	34.9	34.9
Other
Derivatives(i)	(31.0)	(15.9)	(15.1)		(28.3)		(28.3)
Commingled Funds					13.6		13.6
Pooled Funds	79.5		79.5		14.9		14.9
Cumulative futures contracts variation margin paid to brokers	14.1	14.1
Cash	2.4	2.4			43.4	43.4
Receivables	9.1	9.1			—	—
Payables	(24.4)	(24.4)			—	—
Total plan assets in fair value hierarchy(ii)	$1,060.8	$509.2	$551.6	$—	$758.8	$43.7	$258.3	$456.8
Plan assets measured using NAV as a practical expedient(iii):
Commingled Funds
Debt	$91.7				$172.4
Other	66.0				390.3
Private Real Estate	115.9
Private Equity	48.7
Total pension plan assets	$1,383.1				$1,321.5
Other postretirement plans
Insurance Contracts	$3.1			$3.1
(i) Level 1 derivatives represent unrealized appreciation or depreciation on open futures contracts. The value of open futures contracts includes derivatives and the cumulative futures contracts variation margin paid to or received from brokers.
(ii) As of December 31, 2024, the pension plans assets include approximately $254 million of investments in funds managed by BlackRock, Inc., a related party of the company. Investment management fees paid by the pension plans to BlackRock, Inc. were not material to the consolidated financial statements for the year ended December 31, 2024.
(iii) Investments measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table for these investments are included to permit reconciliation of the fair value hierarchy to the total plan assets.
The following table sets forth by level, within the fair value hierarchy, the plans’ assets (liabilities) at fair value at December 31, 2023.

	U.S. Plans				International Plans
As of December 31, 2023	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$361.5	$360.6	$0.9	$—	$—	$—	$—	$—
Commingled Funds	227.9		227.9
Debt Securities
U.S. Govt. Securities	289.8	289.8
Other Fixed Income	245.1		245.1		360.3		360.3
Insurance Contracts					510.6			510.6
Commingled Funds	127.4		127.4		16.1		16.1
Real Estate
Real Estate Investment Trusts	34.6	34.6
Other
Derivatives(i)	89.9	68.1	21.8		(3.4)		(3.4)
Commingled Funds					13.2		13.2
Pooled Funds	80.0		80.0		12.0		12.0
Cumulative futures contracts variation margin received from brokers	(67.4)	(67.4)
Cash	1.6	1.6			37.9	37.9
Receivables	10.8	10.8			—	—
Payables	(19.0)	(19.0)			—	—
Total plan assets in fair value hierarchy(ii)	$1,382.2	$679.1	$703.1	$—	$946.7	$37.9	$398.2	$510.6
Plan assets measured using NAV as a practical expedient(iii):
Commingled Funds
Debt	$102.3				$191.4
Other	96.8				348.1
Private Real Estate	188.9				—
Private Equity	47.7				—
Total pension plan assets	$1,817.9				$1,486.2
Other postretirement plans
Insurance Contracts	$3.2			$3.2
(i) Level 1 derivatives represent unrealized appreciation or depreciation on open futures contracts. The value of open futures contracts includes derivatives and the cumulative futures contracts variation margin received from brokers.
(ii) As of December 31, 2023, the pension plans assets include approximately $227 million of investments in funds managed by BlackRock, Inc., a related party of the company. Investment management fees paid by the pension plans to BlackRock, Inc. were not material to the consolidated financial statements for the year ended December 31, 2023.
(ii) Investments measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table for these investments are included to permit reconciliation of the fair value hierarchy to the total plan assets.

Schedule of Changes in Fair Value of Plans Assets
The following tables set forth a summary of changes in the fair value of the plans’ Level 3 assets for the years ended December 31, 2024 and 2023.

	January 1, 2024	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2024	December 31, 2024
U.S. plans
Other postretirement plans
Insurance Contracts	$3.2	$(0.3)	$0.2	$—	$—	$3.1
International pension plans
Insurance Contracts	$510.6	$—	$6.2	$(31.0)	$(29.0)	$456.8

	January 1, 2023	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2023	December 31, 2023
U.S. plans
Other postretirement plans
Insurance Contracts	$5.2	$(2.8)	$0.8	$—	$—	$3.2
International pension plans
Insurance Contracts	$100.3	$—	$375.6	$(13.8)	$48.5	$510.6

Schedule of Additional Information about Plan Assets Valued Using Net Asset Value
The following table presents additional information about plan assets valued using the net asset value as a practical expedient within the fair value hierarchy table.

	2024				2023
	Fair Value	Unfunded Commit-ments	Redemption Frequency	Redemption Notice Period Range	Fair Value	Unfunded Commit-ments	Redemption Frequency	Redemption Notice Period Range
U.S. plans
Commingled Funds
Debt	$91.7	$—	Daily, Monthly	15-45 days	$102.3	$—	Daily, Monthly	15-45 days
Other	66.0	—	Quarterly	90 days	96.8	—	Monthly, Quarterly	5-90 days
Private Real Estate(i)	115.9	—	Quarterly	60-90 days	188.9	—	Quarterly	60-90 days
Private Equity(ii)	48.7	19.7			47.7	23.3
Total	$322.3	$19.7			$435.7	$23.3
International pension plans
Commingled Funds
Debt	$172.4	$43.4	Never		$191.4	$42.1	Never
Other	390.3	—	Bimonthly	10 days	348.1	—	Bimonthly	10 days
Total	$562.7	$43.4			$539.5	$42.1
(i) Includes investments in private real estate funds. The funds invest in U.S. real estate and allow redemptions quarterly, though queues, restrictions and gates may extend the period. A redemption has been requested from three funds, which have a redemption queue with estimates of full receipt of three to five years.
(ii) Includes investments in limited partnerships, which invest primarily in secondary markets and private credit. The investments can never be redeemed.